Future Scheduled Repayments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
2013-1 Bonds
Debt Instrument [Line Items]
Unamortized discount	$ 1,179
2014-1 Bonds
Debt Instrument [Line Items]
Unamortized discount	$ 99